Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Profit before tax	£ 4,562	£ 3,733
Adjustment for non-cash items	10,085	(7,115)
Net decrease/(increase) in loans and advances at amortised cost	7,734	(17,667)
Net increase in deposits at amortised cost	8,919	49,237
Net (decrease)/increase in debt securities in issue	(9,596)	19,748
Changes in other operating assets and liabilities	2,553	14,719
Corporate income tax paid	(346)	(401)
Net cash from operating activities	23,911	62,254
Net cash from investing activities	(14,784)	(14,939)
Net cash from financing activities	(191)	(5,500)
Effect of exchange rates on cash and cash equivalents	(6,069)	7,047
Net increase in cash and cash equivalents	2,867	48,862
Cash and cash equivalents at beginning of the period	278,790	259,206
Cash and cash equivalents at end of the period	£ 281,657	£ 308,068